                                   SUPPLEMENT
                             DATED OCTOBER 14, 2005
                                     TO THE
                  COMBINED STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2005
                           FOR THE HARTFORD HLS FUNDS

      THIS SUPPLEMENT AMENDS THE COMBINED STATEMENT OF INFORMATION ("SAI")
                  OF THE HARTFORD HLS FUNDS DATED MAY 1, 2005.

The SAI is revised as follows:

CHANGES TO FUNDAMENTAL INVESTMENT POLICY

At a Joint Special Meeting of Shareholders held on September 7, 2005 (the "shareholder meeting"), shareholders of certain of the funds of Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. approved a proposal to revise the funds' fundamental investment policy regarding investment concentrations within particular industries.

Accordingly, effective September 7, 2005, under the sub-heading "Fundamental Restrictions of the HLS Funds," on page 4 of the SAI, paragraph number 2 is deleted and replaced with the following:

2. Each HLS Fund (except Global Communications HLS Fund, Global Financial Services HLS Fund, Global Health HLS Fund and Global Technology HLS Fund) will not purchase the securities or loans of any issuer or borrower (other than securities or loans issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the HLS Fund's total assets would be invested in the securities or loans of companies whose principal business activities are in the same industry.

ADDITIONS TO BOARDS OF DIRECTORS

At the shareholder meeting, all sitting members of the Boards of Directors of Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. were reelected to their respective Boards. In addition, William P. Johnston was elected to serve on the Board of Directors of Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc., and Sandra S. Jaffee and David M. Znamierowski were elected to serve on the Board of Directors of Hartford Series Fund II, Inc.

At a meeting of the Boards of Directors of Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. on September 13, 2005, the Boards selected Lemma W. Senbet to serve as a director of each company.

Accordingly, effective September 7, 2005, under the heading "HLS Fund Management", on page 25 of the SAI, footnote 3 is deleted and the biographical information for Sandra S. Jaffee is deleted and replaced with the following:

SANDRA S. JAFFEE                 Director          Since 2005   Ms. Jaffee is Chief Executive       85(4)  N/A
(age 63)                                                        Officer of Searchspace Group,
c/o Hartford HLS Funds                                          a leading provider of
P.O. Box 2999                                                   compliance/ regulatory
Hartford, CT 06104-2999                                         technology to financial
                                                                institutions. Ms. Jaffee
                                                                served as an Entrepreneur in
                                                                Residence with Warburg Pincus,
                                                                a private equity firm, from
                                                                August 2004 to August 2005.
                                                                From September 1995 to July
                                                                2004, Ms. Jaffee served as
                                                                Executive Vice President at
                                                                Citigroup, where she was
                                                                President and CEO of
                                                                Citibank's Global Securities
                                                                Services (1995-2003).
                                                                Ms Jaffee was appointed
                                                                Executive Vice President of
                                                                Citibank in 1998. Ms Jaffee is
                                                                also a Director of The
                                                                Hartford Mutual Funds, Inc.,
                                                                The Hartford Mutual Funds II,
                                                                Inc. and The Hartford Income
                                                                Shares Fund, Inc.

WILLIAM P. JOHNSTON              Director          Since 2005   Mr. Johnston joined the Board       85(4)  Mr. Johnston is
(age 61)                                                        of Directors of Renal Care                 Chairman of the Board
c/o Hartford HLS Funds                                          Group, Inc. in November 2002               of Directors of Renal
P.O. Box 2999                                                   and has served as Chairman of              Care Group, Inc.
Hartford, CT 06104-2999                                         the Board since March 2003.
                                                                From August 2001 until
                                                                December 2002, Mr. Johnston
                                                                was Managing Director of
                                                                SunTrust Robinson Humphrey,
                                                                the investment banking
                                                                division of SunTrust Banks,
                                                                Inc. From 1998 through 2001,
                                                                Mr. Johnston was Vice
                                                                Chairman of the investment
                                                                banking affiliate of SunTrust
                                                                Banks, Inc., where he also
                                                                served as Chief Executive
                                                                Officer from 1998 through
                                                                April 2000. Mr. Johnston is
                                                                also a Director of The
                                                                Hartford Mutual Funds, Inc.,
                                                                The Hartford Mutual Funds II,
                                                                Inc. and The Hartford Income
                                                                Shares Fund, Inc.

In addition, effective September 13, 2005, under the heading "HLS Fund Management", on page 25 of the SAI, the following is inserted directly below the biographical information for Phillip O. Peterson:

LEMMA W. SENBET                  Director          Since 2005   Dr. Senbet is the William E.        85(4)  N/A
(age 58)                                                        Mayer Chair Professor of
c/o Hartford HLS Funds                                          Finance and Chair of the
P.O. Box 2999                                                   Finance Department at the
Hartford, CT 06104-2999                                         University of Maryland,
                                                                Robert H. Smith School of
                                                                Business, which he joined in
                                                                September 1997. In addition,
                                                                Dr. Senbet previously served
                                                                as an independent director of
                                                                the Fortis Funds from March
                                                                2000 until July 2002. He is
                                                                also a Director of The
                                                                Hartford Mutual Funds, Inc.,
                                                                The Hartford Mutual Funds II,
                                                                Inc. and The Hartford Income
                                                                Shares Fund, Inc.

In addition, effective September 7, 2005, under the heading "HLS Fund Management", on page 28 of the SAI, footnote + is deleted and the biographical information for David M. Znamierowski is deleted and replaced with the following:

DAVID M. ZNAMIEROWSKI**          President, Chief  Director     Mr. Znamierowski currently          84(4)  N/A
(age 45)                         Executive         Since        serves as President of
c/o Hartford HLS Funds           Officer (3) and   1999 (1)     Hartford Investment Management
P.O. Box 2999                    Director          Director     Company ("Hartford Investment
Hartford, CT 06104-2999                            Since        Management"), Executive Vice
                                                   2005 (2)     President and Chief Investment
                                                                Officer for Hartford Life,
                                                                Inc., and Executive Vice
                                                                President and Chief Investment
                                                                Officer for Hartford Life
                                                                Insurance Company.
                                                                Mr. Znamierowski is also a
                                                                Managing Member and Executive
                                                                Vice President and Chief
                                                                Investment Officer of HIFSCO
                                                                and HL Advisors.
                                                                Mr. Znamierowski is Executive
                                                                Vice President and Chief
                                                                Investment Officer for The
                                                                Hartford. In addition, he
                                                                serves as a Director of The
                                                                Hartford Mutual Funds, Inc.
                                                                and The Hartford Mutual
                                                                Funds II, Inc., and as
                                                                President and Chief Executive
                                                                Officer of The Hartford Income
                                                                Shares Fund, Inc., Hartford
                                                                Series Fund, Inc. and Hartford
                                                                HLS Series Fund II, Inc.

On page 32 of the SAI, footnote 4 is added under the heading "Number of Portfolios in Fund Complex Overseen by Director".

     (4)   As of September 30, 2005.

MANAGER OF MANAGERS ORDER

At the shareholder meeting, shareholders of the funds of Hartford Series Fund, Inc. approved a proposal to permit the funds to operate under a "Manager of Managers" exemptive order from the Securities and Exchange Commission.

Accordingly, effective September 7, 2005, under the heading "Investment Management Arrangements," on page 36 of the SAI, the first full paragraph is deleted and replaced with the following:

The HLS Funds rely on an exemptive order from the Securities and Exchange Commission under which they use a "Manager of Managers" structure. HL Advisors has responsibility, subject to oversight by the applicable Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HL Advisors to appoint a new sub-adviser, with the approval of the applicable Board of Directors and without obtaining approval from those shareholders that participate in the applicable HLS Fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive all information about the new sub-advisory relationship that would have been included if a proxy statement had been required, except as permitted to be modified. HL Advisors will not enter into a sub-advisory agreement with an affiliated sub-adviser unless shareholders approve such agreement.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.